AB EQUITY FUNDS (“Equity Funds”)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

AB VALUE FUNDS (“Value Funds”) - AB Relative Value Fund Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Advisor Class (Ticker: CBBYX); Class I (Ticker: CBBIX); Class Z (Ticker: CBBZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated April 30, 2025 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Equity Funds	October 31, 2024
Value Funds	February 28, 2025

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The following replaces the chart under the heading “Portfolio Manager(s)” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB Concentrated Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
James Tiemey	Since 2013	Senior Vice President of the Adviser
Michael Walker	Since April 2025	Senior Vice President of the Adviser

AB Concentrated International Growth Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Nicolas Goncalves	Since April 2025	Vice President of the Adviser
Robert Hofmann	Since April 2025	Senior Vice President of the Adviser
Marcus Morris-Eyton	Since April 2025	Senior Vice President of the Adviser
Darina Valkova	Since April 2025	Vice President of the Adviser
Thorsten Winkelmann	Since April 2025	Senior Vice President of the Adviser

AB Relative Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2018	Senior Vice President of the Adviser
Christopher Kotowicz	Since 2023	Senior Vice President of the Adviser
Adam Yee	Since April 2025	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectuses for the following Funds.

AB Concentrated Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
James Tierney; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2020.
Michael Walker; since April 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2020.

AB Concentrated International Growth Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Nicolas Goncalves; since April 2025; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated since 2024. Prior to joining the Adviser, he was a portfolio manager with Allianz Global Investors since prior to 2020.
Robert Hofmann; since April 2025; Senior Vice President of the Adviser

Senior Vice President of the Adviser, with which he has been associated since 2024. Prior to joining the Adviser, he was a portfolio manager and director of Europe, Global and International Equities with Allianz Global Investors since prior to 2020.

Marcus Morris-Eyton; since April 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since 2024. Prior to joining the Adviser, he was a portfolio manager with Allianz Global Investors since prior to 2020.

Darina Valkova, since April 2025; Vice President of the Adviser	Vice President of the Adviser, with which she has been associated since 2024. Prior to joining the Adviser, she was a portfolio manager with Allianz Global Investors since prior to 2020.

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Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Thorsten Winkelmann, since April 2025; Senior Vice President of the Adviser

Senior Vice President of the Adviser, with which he has been associated since 2024. Prior to joining the Adviser, he was Chief Investment Officer of the Global Growth team and a Portfolio Manager for the Global Equity Growth and Europe Equity Growth Strategies at Allianz Global Investors since prior to 2020. He is also Chief Investment Officer - European and Global Growth Equities.

AB Relative Value Fund

Fund	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB Relative Value Fund	John H. Fogarty; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Co-Chief Investment Officer of US Growth Equities and US Relative Value.

	Christopher Kotowicz; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a research analyst, since prior to 2020.
	Adam Yee; since April 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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